TAXES ON INCOME	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-     TAXES ON INCOME

a.
On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "TCJA").  The TCJA makes broad and complex changes to the Code. The changes include, but are not limited to:

1.	A corporate income federal tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017 ("Rate Reduction");
2.
The transition of U.S international taxation from a worldwide tax system to a territorial system by providing a 100 percent deduction to an eligible U.S. shareholder on foreign sourced dividends received from a foreign subsidiary;

3.	A one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings as of December 31, 2017; and
4.
Taxation of GILTI earned by foreign subsidiaries beginning after December 31, 2017. The Global Intangible Low-Taxed Icome GILTI tax imposes a tax on foreign income in excess of a deemed return on tangible assets of foreign corporations.

In December 2017, the SEC staff issued Staff Accounting Bulletin No. 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act (SAB 118), which allowed the Company to record provisional amounts during a measurement period not to extend beyond one year of the enactment date. As a result, a provisional estimate of the effect of the Tax Act was recorded in the 2017 financial statements. During the preparation of the 2018 income tax provision, the analysis was completed and no additional adjustments were recorded.

b.	Corporate tax rates:

Israeli companies are generally subject to corporate tax on their taxable income. As of 2018, the corporate tax rate is 23% (in 2017 and 2016, the corporate tax rate was 24% and 25%, respectively).

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018. Capital gains derived by an Israeli company are subject to the prevailing corporate tax rate.

Taxable income of the Company's subsidiary in Luxemburg, Switzerland and the United States may be subject to the following statutory federal (approximate) tax rates:

	Year ended December 31,
	2018	2017	2016

Luxemburg	29%	29%	29%
Switzerland	24%	24%	24%
United States	21%	34%	34%
Germany	16%	16%	16%

c.	Tax assessments:

The Company has final tax assessments through the tax year 2013.

d.	Deferred tax assets and liabilities:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.
Deferred tax assets and liabilities mainly derive from the acquisitions of commercial buildings in Switzerland. The deferred taxes are computed at the average tax rate of 24%, based on the corporate income tax in Switzerland, which is the tax rate that will be in effect when the differences are expected to reverse.

Significant components of the Company and its subsidiary deferred tax assets are as follows:

	December 31,
	2018	2017
Deferred tax assets:
Net Operating losses	$25,892	$24,972
Lease provision	1,472	1,511
Other	196	203

Deferred tax assets	27,560	26,686

Deferred tax liabilities:
Land	(5,362)	(5,408)
Building	(10,058)	(10,344)
Other	(2,571)	(605)

Deferred tax liabilities	(17,991)	(16,357)

Valuation allowance	(23,321)	(24,371)

Deferred tax liabilities, net	$(13,752)	$(14,042)

e.	Net operating losses carry-forward:

Through December 31, 2018, Optibase Ltd. had net operating losses carry-forward for tax purposes in Israel of approximately $ 61,000 which may be carried forward and offset against taxable income in the future, for an indefinite period.

As of December 31, 2018, Optibase Inc. had U.S. federal net operating loss carry-forward of approximately $ 47,000 that can be carried forward and offset against taxable income for 20 years, no later than 2038. Utilization of U.S. net operating losses may be subject to the substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986, and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization. Based upon the weight of available evidence, which includes the Company's historical operating performance and the recorded cumulative net losses in all prior fiscal periods, the Company has provided a full valuation allowance against it Israeli and U.S deferred tax assets.

f.	Reconciliation of the theoretical tax expenses to the actual tax expenses:

A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2018	2017	2016

Income before taxes as reported	$3,525	$4,451	$4,070

Theoretical tax benefit computed at the statutory rate 23%, 24% and 25% for the years 2018, 2017 and 2016, respectively	811	1,068	1,018
Income tax at rate other than the Ltd. statutory tax rate	52	(226)	(163)
Tax adjustments in respect of currency translation	2	33	86
Adjustment of deferred tax balances following a decrease in statuary tax rates	-	4,225	1,229
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	446	(3,600)	(638)
Taxes for previous years	47	(80)	-
Other non-deductible expenses	106	182	95

Income tax expense	$1,464	$1,602	$1,627

f.	Income before taxes on income consists of the following:

	Year ended December 31,
	2018	2017	2016

Domestic	$(2,515)	$(84)	$(1,239)
Foreign	6,040	4,535	5,309

	$3,525	$4,451	$4,070

g.	Income tax expenses are comprised as follows:

	Year ended December 31,
	2018	2017	2016

Current	$1,637	$1,771	$1,801
Deferred	(173)	(169)	(174)

	$1,464	$1,602	$1,627

Domestic	$-	$-	$-
Foreign	1,464	1,602	1,627

	$1,464	$1,602	$1,627

h.	As of December 31, 2018, the total amount of gross unrecognized benefits was $560, none of which would have an impact on our effective tax rate, if recognized.